Average Annual Total Returns		12 Months Ended	42 Months Ended
	Aug. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
S&P 500® Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		25.02%	10.51%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June
Prospectus [Line Items]
Average Annual Return, Percent		10.09%	7.92%
Performance Inception Date	Jul. 12, 2021
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		10.09%	7.92%
FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.98%	6.16%